COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Selling, General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (23,833)	$ (17,638)	$ (14,584)
TOTAL	(343,004)	(217,222)	(172,478)
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(139,307)	(86,390)	(68,855)
Shared-based compensation expense	(38,849)	(20,519)	(14,912)
Rental expenses	(6,045)	(5,762)	(5,260)
Office expenses	(18,298)	(13,515)	(10,733)
Professional services	(30,947)	(23,093)	(13,122)
Travel and housing	(5,414)	(3,878)	(7,259)
Taxes	(13,260)	(16,596)	(16,153)
Depreciation and amortization expense	(45,723)	(21,083)	(16,905)
Depreciation expense of right-of-use assets	(20,441)	(17,638)	(14,584)
Recruiting, training and other employee expenses	(11,575)	(4,389)	(2,299)
Promotional and marketing expenses	(10,299)	(3,517)	(2,102)
Legal claims	$ (2,846)	$ (842)	$ (294)